Collection Period Ended 29-Feb-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
22,132,915.05 0.621300
0.00 1.000000
22,132,915.05
Interest & Principal
Payment
0.00
0.00
22,471,568.02
120,945.67
$22,592,513.69
Total
$459,598.64
52.874278
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000% 338,652.97 0.796831
0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 54,791,543.75 14.17%
Current Overcollateralization Amount 54,791,543.75 14.17%
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
427,861,023.72
404,595,549.62
Yield Supplement Overcollateralization Amount 54,176,014.97 19,063,874.13 17,931,315.08
Adjusted Pool Balance 1,095,830,874.91 408,797,149.59 386,664,234.54
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
0.000000
Total Note Balance
992,820,000.00
354,005,605.84
331,872,690.79
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 286,185,605.84 264,052,690.79 52.077447
Class A-2 Notes 220,000,000.00 0.00 0.00
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Feb-2012 15-Mar-2012 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 15-Feb-2012 15-Mar-2012 Actual/360 Days
Record Date 14-Mar-2012
Distribution Date 15-Mar-2012
Collection Period (from... to) 1-Feb-2012
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
29-Feb-2012
Determination Date 13-Mar-2012
Amounts in USD
Dates
Collection Period No. 22
22,132,915.05 22,132,915.05
Aggregate Principal Distributable Amount 22,132,915.05 22,132,915.05
0.00
0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
(6) Regular Principal Distributable Amount
356,550.85 0.00
Total Trustee Fee
Monthly Interest Distributable Amount
0.00
Total Distribution
24,566,057.30
Distribution Detail
Purchase Amounts (4) Priority Principal Distributable Amount
Due Paid Shortfall
Total Servicing Fee 356,550.85
Investment Earnings
0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 459,598.64 459,598.64 0.00
Regular Principal Distributable Amount
0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 338,652.97 338,652.97 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
459,598.64 459,598.64 0.00
0.00 0.00 0.00
Available Funds
24,566,057.30
(9) Excess Collections to Certificateholders 1,616,992.76
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
24,566,057.30 (7) Additional Servicing Fee and Transition Costs 0.00
22,132,915.05
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Recoveries 162,588.38 (3) Interest Distributable Amount Class A Notes 459,598.64
125.70
Net Liquidation Proceeds 88.40 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 1,405,826.98 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 22,997,427.84 (1) Total Servicing Fee 356,550.85
31.09
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88
minus Reserve Fund Draw Amount 0.00
2,739,577.19
Reserve Fund Deficiency
Net Investment Earnings on the Reserve Fund
3.98%
38,540
Investment Earnings for the Collection Period 125.70
Notice to Investors
Pool Statistics
50.23
Weighted Average Seasoning (months) 11.89 33.26
As of Cutoff Date Current
Weighted Average APR 4.06%
Weighted Average Number of Remaining Payments
Pool Factor 35.18%
23,517
268,046.26
Pool Balance end of Collection Period
Principal Purchase Amounts 0.00
Principal Gross Losses
404,595,549.62
268,046.26
Principal Collections
7,753,660.78
Pool Balance beginning of Collection Period
15,243,767.06
427,861,023.72 24,162
Principal Collections attributable to Full Pay-offs
13.18
Net Investment Earnings on the Collection Account 112.52
Investment Earnings
Reserve Fund Amount - Ending Balance
0.00
minus Net Investment Earnings 13.18
plus Net Investment Earnings for the Collection Period 13.18
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance
0.00
Principal Net Liquidation Proceeds 20.31
Cumulative Principal Net Losses 4,288,454.98
0.21%
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
343,937.77
Percentage
Current 99.14%
31-60 Days Delinquent 2,319,932.84 111 0.57%
Amount Number of Receivables
Principal Gross Losses 268,046.26
404,595,549.62
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.373%
Principal Net Losses 107,852.30
Principal Recoveries 160,173.65
23,517 100.00%
61-90 Days Delinquent 835,812.57 34
401,095,866.44 23,356
16 0.09% 91-120 Days Delinquent
Delinquency Profile *